Investments - Investments Reported in Other Current and Non-Current Assets (Parenthetical) (Detail) (Clean-Coal Investments [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Plant Entity	Dec. 31, 2012 Plant
Twelve 2009 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		12
Number of variable interest entities		5
Two 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		2
Five 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	5	5
Number of variable interest entities	6
Ten 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		10
Notes Receivable and Interest from Co-Investor [Member]
Schedule of Equity Method Investments [Line Items]
Number of plants sold	3	3
Nine 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	9
Number of variable interest entities	4
Five 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	5
Number of variable interest entities	2
Four 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	4
Number of variable interest entities	4
Six 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	6